Basis of preparation - Going concern (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Going concern
Company's cash position	SFr 78,494	SFr 31,586	SFr 82,216	SFr 160,893
Short-term financial assets	SFr 24,554	SFr 91,000